Note 6 - Financial Instruments and Risk Management (Details Textual)			32 Months Ended
	Oct. 03, 2024	Feb. 17, 2022 kr / shares	Oct. 03, 2024	May 27, 2025 kr / shares	May 26, 2025 $ / shares
EIB warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	22,091		373,127
EIB warrants [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		351,036
The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | (per share)				kr 19.15	$ 2.71
EIB warrants [member]
Statement Line Items [Line Items]
Par value per share (in DKK per share)		kr 1